Non-trading securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014
Non-trading debt securities [Line Items]
Non-trading securities disposed	¥ 27,652	¥ 57,259	¥ 42,320	¥ 98,421
Non-trading securities realized gain	364	247	463	1,822
Non-trading securities realized loss	11	33	13	42
Total proceeds received from disposals	28,005	57,473	42,770	100,201
Total number of non-trading securities that are in an unrealized loss positions	20		20		60
Other-than-temporary impairment loss recognized for non-trading equity securities	12	39	15	47
Credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities		23		25
Other-than-temporary impairment loss recognized within other comprehensive income (loss)	¥ (2)	¥ (60)	¥ 0	¥ (61)